Loans and Allowance for Credit Losses - Schedule of Allowance for Credit Losses and Recorded Investment in Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit losses:
Balance, beginning of period	$ 3,918	$ 2,052
Provision for (reversal of) credit loss expense - loans	429	(454)
Losses charged off	(360)	(138)
Recoveries	39	39
Balance, end of period	4,026	3,918
Allocation:
Ending balance: individually evaluated for credit losses	0
Ending balance: collectively evaluated for credit losses	4,026	3,918
Loans:
Ending balance: individually evaluated for credit losses	220	326
Ending balance: collectively evaluated for credit losses	490,751	482,910
ASU No. 2016-13 | Adoption Impact
Allowance for credit losses:
Balance, beginning of period	2,419
Balance, end of period		2,419
Commercial and Industrial
Allowance for credit losses:
Balance, beginning of period	573	215
Provision for (reversal of) credit loss expense - loans	251	(421)
Losses charged off	(127)	0
Recoveries	2	24
Balance, end of period	699	573
Allocation:
Ending balance: individually evaluated for credit losses	0	0
Ending balance: collectively evaluated for credit losses	699	573
Loans:
Ending balance: individually evaluated for credit losses	0	0
Ending balance: collectively evaluated for credit losses	98,795	91,294
Commercial and Industrial | ASU No. 2016-13 | Adoption Impact
Allowance for credit losses:
Balance, beginning of period	755
Balance, end of period		755
Commercial Real Estate
Allowance for credit losses:
Balance, beginning of period	1,408	815
Provision for (reversal of) credit loss expense - loans	70	205
Losses charged off	0	0
Recoveries	10	0
Balance, end of period	1,488	1,408
Allocation:
Ending balance: individually evaluated for credit losses	0	0
Ending balance: collectively evaluated for credit losses	1,488	1,408
Loans:
Ending balance: individually evaluated for credit losses	0	8
Ending balance: collectively evaluated for credit losses	291,673	291,851
Commercial Real Estate | ASU No. 2016-13 | Adoption Impact
Allowance for credit losses:
Balance, beginning of period	388
Balance, end of period		388
Residential Real Estate
Allowance for credit losses:
Balance, beginning of period	1,843	816
Provision for (reversal of) credit loss expense - loans	(118)	(352)
Losses charged off	(17)	0
Recoveries	0	0
Balance, end of period	1,708	1,843
Allocation:
Ending balance: individually evaluated for credit losses	0	0
Ending balance: collectively evaluated for credit losses	1,708	1,843
Loans:
Ending balance: individually evaluated for credit losses	220	318
Ending balance: collectively evaluated for credit losses	91,517	93,046
Residential Real Estate | ASU No. 2016-13 | Adoption Impact
Allowance for credit losses:
Balance, beginning of period	1,379
Balance, end of period		1,379
Consumer
Allowance for credit losses:
Balance, beginning of period	94	206
Provision for (reversal of) credit loss expense - loans	226	114
Losses charged off	(216)	(138)
Recoveries	27	15
Balance, end of period	131	94
Allocation:
Ending balance: individually evaluated for credit losses	0	0
Ending balance: collectively evaluated for credit losses	131	94
Loans:
Ending balance: individually evaluated for credit losses	0	0
Ending balance: collectively evaluated for credit losses	8,766	6,719
Consumer | ASU No. 2016-13 | Adoption Impact
Allowance for credit losses:
Balance, beginning of period	$ (103)
Balance, end of period		$ (103)